PROVISIONS - Schedule of Changes in Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 14,680,570	$ 8,864,215
Increases	6,716,075	18,337,395
Gain on net monetary position	(8,854,735)	(11,058,513)
Decreases	(1,300,875)	(1,462,527)
Ending balance	11,241,035	14,680,570
Labor and social security
Reconciliation of changes in other provisions [abstract]
Beginning balance	2,843,515	3,010,487
Increases	2,224,288	3,507,981
Gain on net monetary position	(2,064,881)	(3,205,320)
Decreases	(425,587)	(469,633)
Ending balance	2,577,335	2,843,515
Environmental restoration
Reconciliation of changes in other provisions [abstract]
Beginning balance	9,960,560	4,833,458
Increases	3,571,824	11,934,535
Gain on net monetary position	(5,762,569)	(6,172,664)
Decreases	(325,335)	(634,769)
Ending balance	7,444,480	9,960,560
Civil and other
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,876,495	1,020,270
Increases	919,963	2,894,879
Gain on net monetary position	(1,027,285)	(1,680,529)
Decreases	(549,953)	(358,125)
Ending balance	$ 1,219,220	$ 1,876,495